Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Payable [Line Items]
Loans payable	$ 1,645,192	$ 1,375,727	$ 2,995,803
Less: Current portion of loans payable	(1,575,093)	(1,297,602)	(2,995,803)
Loans payable, net of current portion	70,100	78,125
Future Receivables Financing Agreement with Cedar Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	125,000	156,250
Future Receivables Financing Agreement with Pawn Funding [Member]
Schedule of Loans Payable [Line Items]
Loans payable	125,000	156,250
Future receivables financing agreement with Slate Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	179,055	195,333
Future receivables financing agreement with Meged Funding Group [Member]
Schedule of Loans Payable [Line Items]
Loans payable	200,000	240,000
Channel Partners Capital LLC Loan [Member]
Schedule of Loans Payable [Line Items]
Loans payable	198,277	233,101
Future receivables financing agreement with Arin Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	211,392	256,767
OnDeck Capital Loan [Member]
Schedule of Loans Payable [Line Items]
Loans payable	108,260	138,026
Future receivables financing agreement with Casa Capital [Member]
Schedule of Loans Payable [Line Items]
Loans payable	183,580
Future receivables financing agreement with Fenix Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	219,183
Headway Capital Line of Credit [Member]
Schedule of Loans Payable [Line Items]
Loans payable	$ 95,445